RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Related party transactions are conducted in the normal course of business and unless otherwise noted, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

SERVICE AGREEMENTS
Vector Pipeline L.P. (Vector), a joint venture, contracts our services to operate the pipeline. Amounts for these services, which are charged at cost in accordance with service agreements, were $7 million, $14 million and $7 million for the years ended December 31, 2018, 2017 and 2016, respectively.

TRANSPORTATION AGREEMENTS
Certain wholly-owned subsidiaries within the Liquids Pipelines, Gas Transmission and Midstream, Gas Distribution and Energy Services segments have committed and uncommitted transportation arrangements with several joint venture affiliates that are accounted for using the equity method. Total amounts charged to us for transportation services for the years ended December 31, 2018, 2017 and 2016 were $572 million, $721 million and $644 million, respectively.

AFFILIATE REVENUES AND PURCHASES
Certain wholly-owned subsidiaries within the Gas Distribution and Energy Services segments made natural gas and NGL purchases of $322 million, $142 million and $98 million from several joint venture affiliates during the years ended December 31, 2018, 2017 and 2016, respectively.

Natural gas sales of $122 million, $60 million and $49 million were made by certain wholly-owned subsidiaries within the Energy Services segment to several joint venture affiliates during the years ended December 31, 2018, 2017 and 2016, respectively.

DCP Midstream processes certain of our pipeline customers' gas to meet gas quality specifications in order to be transported on our system. DCP Midstream processes the gas and sells the NGLs that are extracted from the gas. A portion of the proceeds from those sales are retained by DCP Midstream and the balance is remitted to us. We received proceeds of $52 million (US$40 million) and $47 million (US$36 million) during the years ended December 31, 2018, and 2017, respectively, from DCP Midstream related to those sales.

In addition to the above, we recorded other revenues from DCP Midstream and its affiliates related to the transportation and storage of natural gas of $14 million (US$11 million) and $4 million (US$3 million) during the years ended December 31, 2018, and 2017, respectively.

In the ordinary course of business, we are reimbursed by joint venture partners for operating and maintenance expenses for certain projects. We received reimbursements from Spectra Energy joint ventures of $28 million (US$22 million) and $10 million (US$8 million) during the years ended December 31, 2018, and 2017, respectively.

RECOVERIES OF COSTS
We provide certain administrative and other services to certain operating entities acquired through the Merger Transaction, and recorded recoveries of costs from these affiliates of $104 million (US$80 million) and $88 million (US$68 million) for the years ended December 31, 2018, and 2017, respectively. Cost recoveries are recorded as a reduction to Operating and administrative expense in the Consolidated Statements of Earnings.

LONG-TERM NOTES RECEIVABLE FROM AFFILIATES
As at December 31, 2018, amounts receivable from affiliates include a series of loans totaling $769 million ($275 million as at December 31, 2017), which require quarterly interest payments at annual interest rates ranging from 4% to 8%. These amounts are included in deferred amounts and other assets in the Consolidated Statements of Financial position.